Invested and working capital, Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Current [Abstract]
Interest receivable	$ 0	$ 0
Other debtors	143	195
Prepayments	49	129
Total current trade and other receivables	192	324
Non-current [Abstract]
Other debtors	289	276
Total non-current trade and other receivables	289	276
Total current and non-current trade and other receivables	$ 481	$ 600